Investment in Affiliates and Available-for-Sale Securities (Table) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Navios Partners
Balance sheet
Current assets	$ 196,107		$ 196,107		$ 54,484
Non-current assets	1,140,747		1,140,747		1,195,595
Current liabilities	19,887		19,887		15,606
Non-current liabilities	523,429		523,429		527,966
Income Statement
Revenue	55,178	49,154	112,676	99,435
Net income/(loss)	29,985	19,511	48,346	35,757
Navios Acquisition
Balance sheet
Current assets	86,644		86,644		120,801
Non-current assets	1,699,448		1,699,448		1,535,860
Current liabilities	74,188		74,188		65,400
Non-current liabilities	1,223,782		1,223,782		1,128,439
Income Statement
Revenue	62,242	47,057	123,211	91,229
Net income/(loss)	(2,804)	(1,536)	(15,622)	(801)
Navios Europe
Balance sheet
Current assets	13,039		13,039		8,224
Non-current assets	196,692		196,692		199,761
Current liabilities	17,107		17,107		14,792
Non-current liabilities	198,782		198,782		194,288
Income Statement
Revenue	8,450	0	17,109	0
Net income/(loss)	$ (2,632)	$ 0	$ (5,063)	$ 0